Note 6 - Short-term Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 0	$ 2,000
Available-for-sale Securities, Gross Realized Gains	$ 0	$ 0	$ 38,000